Share-based payments, Growth share plan (Details) - Growth share plan [Member]	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of options [Abstract]
Outstanding at beginning period (in shares) | shares	0	314,456
Awards forfeited (in shares) | shares		(1,956)
Awards replaced with options (in shares) | shares		(312,500)
Outstanding at ending period (in shares) | shares	0	0
Weighted average exercise prices [Abstract]
Outstanding at beginning period (in dollars per share) | $ / shares	$ 0	$ 37.53
Awards forfeited (in dollars per share) | $ / shares		40.95
Awards replaced with options (in dollars per share) | $ / shares		37.49
Outstanding at period end (in dollars per share) | $ / shares	$ 0	$ 0